LONG-TERM BORROWINGS DUE TO RELATED PARTY (Tables)	12 Months Ended
Jun. 30, 2024
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Schedule of long-term borrowings due to related party

	June 30,	June 30,	June 30,
	2023	2024	2024
Long-term borrowings due to related parties:	RMB	RMB	US Dollars
Long-term borrowing from a Founder, 3.75% annual interest, three years loan, due in April 29, 2027	¥—	¥10,000,000	$1,376,046
Total long-term borrowings due to related parties	¥—	¥10,000,000	$1,376,046